Income taxes - Effective Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Expected income tax expense (recovery)	$ (4,552)	$ (13,153)
Non-deductible stock-based compensation	158	301
Other permanent differences	1,320	86
Withholding taxes and other foreign taxes	2,304	709
Change in enacted tax rates	0	221
Foreign tax rate differences, foreign exchange and other adjustments	2,525	103
Change in valuation allowance	5,951	9,505
Expired losses	(880)	1,445
Foreign-derived income inclusion	1,783	1,785
Non-taxable portion of capital gains	(3,629)	0
Income tax expense (recovery)	$ 4,980	$ 1,002